Annual Fund Operating Expenses	Mar. 31, 2021
Prospectus #1 | Eaton Vance Floating-Rate Municipal Income Fund | Advisers Class
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.56%
Prospectus #1 | Eaton Vance Floating-Rate Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.56%
Prospectus #1 | Eaton Vance Floating-Rate Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.41%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.38%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.65%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.38%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.40%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.38%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.50%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.38%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.74%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.38%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.49%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.38%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.59%
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.11%
Acquired Fund Fees and Expenses(1)	0.01%	[1]
Total Annual Fund Operating Expenses	0.67%
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses	0.11%
Acquired Fund Fees and Expenses(1)	0.01%	[1]
Total Annual Fund Operating Expenses	1.42%
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%
Acquired Fund Fees and Expenses(1)	0.01%	[1]
Total Annual Fund Operating Expenses	0.52%

[1]	Reflects the Fund’s allocable shares of the advisory fees and other expenses of an affiliated acquired fund in which it invests.